Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,366,757.99

Principal:
Principal Collections	$19,916,394.70
Prepayments in Full	$13,611,823.47
Liquidation Proceeds	$406,867.43
Recoveries	$36,809.97
Sub Total	$33,971,895.57
Collections	$36,338,653.56

Purchase Amounts:
Purchase Amounts Related to Principal	$223,987.03
Purchase Amounts Related to Interest	$1,289.52
Sub Total	$225,276.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,563,930.11

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$36,563,930.11
Servicing Fee	$566,918.73	$566,918.73	$0.00	$0.00	$35,997,011.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,997,011.38
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$35,997,011.38
Interest - Class A-3 Notes	$245,430.66	$245,430.66	$0.00	$0.00	$35,751,580.72
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$35,649,645.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,649,645.72
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$35,593,037.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,593,037.89
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$35,550,883.56
Third Priority Principal Payment	$1,183,245.37	$1,183,245.37	$0.00	$0.00	$34,367,638.19
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$34,310,778.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,310,778.86
Regular Principal Payment	$31,462,758.31	$31,462,758.31	$0.00	$0.00	$2,848,020.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,848,020.55
Residual Released to Depositor	$0.00	$2,848,020.55	$0.00	$0.00	$0.00
Total		$36,563,930.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,183,245.37
Regular Principal Payment					$31,462,758.31
Total					$32,646,003.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,646,003.68	$69.22	$245,430.66	$0.52	$32,891,434.34	$69.74
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$32,646,003.68	$21.77	$502,987.15	$0.34	$33,148,990.83	$22.11

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$439,577,303.51	0.9320978	$406,931,299.83	0.8628738
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$652,707,303.51	0.4352165	$620,061,299.83	0.4134486

Pool Information
Weighted Average APR	4.025%	4.021%
Weighted Average Remaining Term	39.15	38.32
Number of Receivables Outstanding	41,338	40,178
Pool Balance	$680,302,478.06	$645,850,263.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$655,276,845.03	$622,114,058.14
Pool Factor	0.4455160	0.4229539

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$9,687,753.96
Yield Supplement Overcollateralization Amount	$23,736,205.75
Targeted Overcollateralization Amount	$25,788,964.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,788,964.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		134	$293,141.54
(Recoveries)		70	$36,809.97
Net Losses for Current Collection Period			$256,331.57
Cumulative Net Losses Last Collection Period			$4,847,911.72
Cumulative Net Losses for all Collection Periods			$5,104,243.29

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.45%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.49%	480	$9,627,880.32
61-90 Days Delinquent	0.13%	37	$822,021.23
91-120 Days Delinquent	0.04%	12	$262,969.68
Over 120 Days Delinquent	0.11%	29	$699,512.54
Total Delinquent Receivables	1.77%	558	$11,412,383.77

Repossession Inventory:
Repossessed in the Current Collection Period		26	$562,874.25
Total Repossessed Inventory		37	$810,403.49

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2881%
Preceding Collection Period			0.3371%
Current Collection Period			0.4639%
Three Month Average			0.3630%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1977%
Preceding Collection Period			0.2080%
Current Collection Period			0.1941%
Three Month Average			0.2000%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer